Financial risk management (Detail 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R$ 3,801,513	R$ 1,108,394	R$ 4,259,379	R$ 1,331,648
Loans and advances to banks	4,600,218	6,194,960
Mandatory reserve deposits at central banks	7,867,658	5,285,402
Financial assets	29,010,323	23,899,551
Derivative financial assets	58,915	563
Loans and advances to customers	45,251,104	33,327,355
Loans and advances to customers, net of provisions for expected loss	45,251,104	33,327,355
Other financial assets	651,808	513,081
Financial assets by contractual term	91,241,539	70,329,306
Deposits from banks accrued payable and repurchase agreements and cash collateral on securities lent	14,585,704	11,319,577
Deposits from customers	54,883,084	42,803,229
Securities issued.	14,127,144	9,890,219
Derivative financial liabilities	54,114	70,048
Borrowings	817,495	128,924
Financial liabilities by contractual term	84,586,091	64,325,687
Other financial liabilities	118,550	113,690
Current Assets [Member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	3,801,513	1,108,394
Loans and advances to banks	4,600,218	6,194,960
Mandatory reserve deposits at central banks	7,867,658	5,285,402
Financial assets	5,336,220	5,379,079
Derivative financial assets	58,915	563
Loans and advances to customers, net of provisions for expected loss	16,529,364	15,686,443
Other financial assets	162,091
Financial assets by contractual term	38,355,979	33,654,841
Non-current Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	23,674,103	18,520,472
Loans and advances to customers, net of provisions for expected loss	28,721,740	17,640,912
Other financial assets	489,717	513,081
Financial assets by contractual term	52,885,560	36,674,465
Current Liabilities [Member]
Disclosure of credit risk exposure [line items]
Deposits from banks accrued payable and repurchase agreements and cash collateral on securities lent	14,585,704	11,319,577
Deposits from customers	27,819,621	25,942,634
Securities issued.	5,289,085	6,427,756
Derivative financial liabilities	52,958	70,003
Borrowings	285,089	111,806
Financial liabilities by contractual term	48,037,090	43,872,787
Other financial liabilities	4,633	1,011
Non-current Liabilities [Member]
Disclosure of credit risk exposure [line items]
Deposits from banks accrued payable and repurchase agreements and cash collateral on securities lent	0	0
Deposits from customers	27,063,463	16,860,595
Securities issued.	8,838,059	3,462,463
Derivative financial liabilities	1,156	45
Borrowings	532,406	17,118
Financial liabilities by contractual term	36,549,001	20,452,900
Other financial liabilities	R$ 113,917	R$ 112,679